Unaudited Pro Forma Revenue and Net Income (Detail) (KRW) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	57,930
Net Income	3,446
Basic earnings per share	496
Diluted earnings per share	496